Other revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of other revenues

	2022	2021	2020
Performance revenue (a)	150,401	102,863	75,230
Other capital gains (losses)	66,363	29,330	—
Foreign exchange revenues	99,780	24,667	17,318
Other operating revenue	54,886	33,222	17,334
Revenue from goods	17,032	—	—
Total	388,462	190,082	109,882
(a)